SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

3. SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies used by the Company are as follows:

Cash

Cash in the consolidated statement of financial position includes cash on hand and deposits held with banks and other financial intermediaries that have a maturity of less than three months at the date they are acquired.

Financial assets

Initial recognition and measurement

The Company aggregates its financial assets into classes at the time of initial recognition based on the Company's business model and the contractual terms of the cash flows. Non-derivative financial assets are classified and measured as "financial assets at fair value", as either fair value through profit or loss ("FVPL"), or "financial assets at amortized cost", as appropriate.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial assets with embedded derivatives are considered in their entirety when determining their classification.

Subsequent measurement - Financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate ("EIR") method. Amortized cost is calculated by considering any discount or premium on acquisition and any fees or costs that are an integral part of the EIR. In these consolidated financial statements, cash, trade and other receivables, indemnification receivables, and loans receivable are classified in this category.

Subsequent measurement - Financial assets at FVPL

Financial assets measured at FVPL include financial assets such as the Company's equity investments in other entities, and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the consolidated statement of financial position with changes in fair value recognized in a separate caption in the consolidated statements of loss and comprehensive loss.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

Financial assets classified subsequently as amortized cost are subject to impairment based on the expected credit losses ("ECL's"). The Company's financial assets subject to impairment are cash, trade and other receivables, and loans receivable.

Trade and note receivables are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Impairment provisions are estimated using the ECL impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date. Estimates of expected credit losses consider the Company's collection history by country and customer, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. The Company utilizes a provision matrix to estimate lifetime ECL's for trade receivables, supplemented by specific allowance based on customer-specific data. Changes in the allowance are recognized as bad debt expense in the consolidated statements of loss and comprehensive loss. When the Company determines that no recovery of the amount owed is possible, the amount is deemed irrecoverable, and the financial asset is written off. In Colombia, this is considered after 360 days consistent with local regulations, while other countries this is determined with judgment or otherwise when discharged by bankruptcy or other legal proceedings.

Inventories

Inventories are comprised of raw materials and supplies, cannabis, internally produced work in progress, and finished goods. Inventories are initially valued at cost and subsequently at the lower of cost and net realizable value. Inventory cost is determined on a weighted average cost basis and any trade discounts and rebates are deducted from the purchase price. Raw material costs include the purchase cost of the materials, freight-in and duty. Costs incurred during the cannabis growing and production process are capitalized as incurred to the extent that cost is less than net realizable value. These costs include materials, labor and manufacturing overhead used in the growing and production processes. The Company capitalizes pre-harvest cannabis costs. Finished goods include the cost of direct materials and labor and a proportion of manufacturing overhead allocated based on normal production capacity.

Net realizable value represents the estimated selling price for inventories in the ordinary course of business, less all estimated costs of completion and costs necessary to make the sale. The determination of net realizable value requires significant judgment, including consideration of factors such as shrinkage, the aging of and future demand for inventory and contractual arrangements with customers. Reserves for excess and obsolete inventory are based upon quantities on hand, projected volumes from demand forecasts and net realizable value. The impact of changes in inventory reserves is reflected in cost of sales.

Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses, if any. Depreciation is provided for on a straight-line basis over the assets' estimated useful lives, which management has determined to be as follows:

Machinery and office equipment	5-10 years
Vehicle	5 years
Building	30 years
Right-of-use assets	Lesser of useful life and remaining term of the lease

The Company assesses an asset's residual value, useful life and depreciation method at each financial year end and adjusts if appropriate. During their construction, property, plant and equipment are not subject to depreciation. The Company capitalizes all costs necessary to get the asset to its intended use, including interest on borrowings when significant. When the asset is available for use, depreciation commences. Depreciation expense is recorded within depreciation and amortization on the consolidated statements of loss and comprehensive loss.

Gains and losses on disposal of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of the property, plant and equipment and are recognized in the consolidated statements of loss and comprehensive loss of the related year.

Intangible assets

Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization is provided on a straight-line basis over the assets' estimated useful lives, which do not exceed the contractual period, if any. The Company's finite-lived intangible assets are amortized as follows:

Patents and developed technology	9 years
Customer and supplier relationships	5-10 years
Trademarks and brands	8-10 years
Licenses	5-10 years
Non-compete agreements	3 years

The estimated useful lives, residual values, and amortization methods are reviewed at each year end, and any changes in estimates are accounted for prospectively. Amortization expense is recorded within depreciation and amortization on the consolidated statements of loss and comprehensive loss.

Intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Investments

Investments include investments in equity securities of entities over which the Company does not have a controlling financial interest or significant influence and are accounted for at fair value. Equity investments without readily determinable fair values are measured at cost with adjustments for observable changes in price or impairments (referred to as the "measurement alternative"). In applying the measurement alternative, the Company performs a qualitative assessment on a quarterly basis and recognizes an impairment if there are sufficient indicators that the fair value of the equity investments is less than carrying values. Changes in value are recorded in unrealized loss from changes in fair value on the consolidated statements of loss and comprehensive loss.

Impairment of long-lived assets

The Company reviews long-lived assets, including property and equipment and definite life intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when the sum of projected undiscounted cash flows is less than the carrying value of the asset group. The measurement of the impairment loss to be recognized is based on the difference between the fair value and the carrying amount of the asset group.

Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition related costs are generally recognized in the consolidated statements of loss and comprehensive loss as incurred. At the acquisition date, the identifiable assets acquired, and the liabilities assumed, are recognized at their fair value.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any noncontrolling interests in the acquiree, and the fair value of the acquirer's previously held equity interest in the acquiree (if any) over the net of the amounts of identifiable assets acquired and liabilities assumed on the acquisition date. If, after assessment, the net of the amounts of identifiable assets acquired and liabilities assumed on the acquisition date exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer's previously held interest in the acquiree (if any), the excess is recognized immediately in the consolidated statements of loss and comprehensive loss as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity's net assets in the event of liquidation may be initially measured at the fair value of the acquiree's identifiable net assets.

Contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or liability is remeasured at subsequent reporting dates, with the corresponding gain or loss recognized in the consolidated statements of operations and comprehensive income.

When a business combination is achieved in stages, the Company's previously held equity interest in the acquiree is remeasured to its acquisition date fair value and the resulting gain or loss, if any, is recognized in the consolidated statements of loss and comprehensive loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to the consolidated statements of loss and comprehensive loss where such treatment would be appropriate if that interest were disposed of.

Purchase price allocations may be preliminary and, during the measurement period not to exceed one year from the date of acquisition, changes in assumptions and estimates that result in adjustments to the fair value of assets acquired and liabilities assumed are recorded in the period the adjustments are determined.

Impairment of goodwill and indefinite-lived intangible assets

Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company operates in three operating segments which are the reporting units and goodwill is allocated at the operating segment level. The Company reviews goodwill and indefinite-lived intangible assets annually for impairment in the fourth quarter, or more frequently, if events or circumstances indicate that the carrying amount of an asset may not be recoverable.

Financial liabilities

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. The Company's financial liabilities include trade payables and accrued liabilities, loans payable and long-term debt, which are measured at amortized cost. All financial liabilities are recognized initially at fair value.

Subsequent measurement - Financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by considering any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement - Financial liabilities at FVPL

Financial liabilities measured at FVPL include any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial liabilities measured at FVPL are carried at fair value in the consolidated statement of financial position with changes in fair value recognized in other income or expense in the consolidated statements of loss and comprehensive loss. In these consolidated financial statements, trade payables and accrued liabilities, lease liability and loans payable are measured at amortized cost.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires with any associated gain or loss recognized in other income or expense in the consolidated statements of loss and comprehensive loss.

Provisions

Provisions are recognized when (a) the Company has a present obligation (legal or constructive) due to a past event, and (b) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is probable. The Company expenses legal costs as incurred related to such matters.

The expense relating to any provision is presented in the consolidated statements of loss and comprehensive loss, net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost in the consolidated statements of loss and comprehensive loss.

Share capital

Issued common shares are recorded as equity at par value. Additional proceeds from the issuance of common shares are classified as equity in additional paid in capital. Incremental costs directly attributable to the issue of common shares, stock options and warrants are recognized as a deduction from equity, net of any tax effects. Common shares are considered issued when consideration has been received. The fair value of options and warrants is determined using the Black Scholes model.

Share based compensation

Share based compensation to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share based compensation to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured and are recorded at the date the goods or services are received. The Company operates an employee stock option plan. The corresponding amount is recorded to the stock option caption within shareholders' equity, and the expense to the consolidated statements of loss and comprehensive loss over the vesting period. The fair value of options is determined using the Black-Scholes pricing model which incorporates all market vesting conditions. For awards with graded vesting schedules, the Company has elected to calculate the fair value as a single award and recognize expense over the total expected vesting period rather than in tranches. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Upon exercise of a stock option, any amount related to the initial value of the stock option, along with the proceeds from exercise are recorded to share capital. Upon expiration of a stock option, any amount related to the initial value of the stock option is recorded to accumulated deficit. The Company also grants employees and non-employees restricted stock awards ("RSAs"). The fair value of the RSAs is determined using the fair value of the common shares on the date of the grant. The Company has elected to recognize forfeitures as they occur.

Foreign currency translation

These consolidated financial statements are presented in U.S. dollars ("USD"), which is the Company's reporting currency; however, the functional currency of the entities in these financial statements are their respective local currencies, including Canadian dollar, USD, Colombian and euro.

Translation into functional currency

Transactions in foreign currencies are recorded in the functional currency at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rates. Non-monetary items are translated at the exchange rates in effect on the date of the transactions. Foreign exchange gains and losses arising on translation are presented in the consolidated statements of loss and comprehensive loss.

Translation into presentation currency

The assets and liabilities of foreign operations are translated into USD at year-end exchange rates. Revenue, expenses, and cash flows of foreign operations are translated into USD using average exchange rates of the reporting period. Exchange differences resulting from translating foreign operations are recognized in other comprehensive income and accumulated in shareholders' equity. The cumulative exchange differences are reclassified to the consolidated statements of loss and comprehensive loss upon the disposal of the foreign operation.

Research expenses

Research expenses are expensed as they are incurred, net of any related investment tax credits, unless the criteria for capitalization of development expenses are met.

Revenue recognition

The Company primarily generates revenue as a distributor and retailer of cannabidiol oil derived products. See disaggregation of the Company's revenue by products and sales by country in Note 23. In 2021, the Company acquired intellectual property for cannabis education materials and began selling licenses to use the materials for resale to educational institutions.

The Company uses the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1.	Identify the contract with a customer;
2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when or as the Company satisfies the performance obligations.

Revenue is recognized at the transaction price, which is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods to a customer. Gross revenue excludes duties and taxes collected on behalf of third parties. Revenue is presented net of expected price discounts, sales returns, customer rebates and other incentives.

The Company's contracts with customers for the sales of products consist of one performance obligation. Revenue from product sales is recognized at the point in time when control is transferred to the customer, which is on shipment or delivery, depending on the contract terms. The Company's payment terms generally range from 0 to 30 days from the transfer of control, and sometimes up to six months.

The Company elected as a permitted practical expedient to not adjust the customer contract consideration for significant financing components when the period between the transfer of the Company's goods and services and customer payment is one year or less.

The Company elected as a permitted practical expedient to expense, as incurred, the costs of obtaining a customer contract such as sales commissions and other selling transaction costs when the amortization period of the assets otherwise would be one year or less. Accordingly, the Company has no assets recorded for costs to obtain a customer contract as at December 31, 2022 and 2021 as there are no contracts where the underlying asset would have a life exceeding one year.

The Company elected as a permitted practical expedient for shipping and handling not to be a separate performance obligation.

Advertising costs

Advertising costs are expensed as incurred and recorded within the promotion and communication caption on the consolidated statements of loss and comprehensive loss. Advertising costs were $4.7 million in 2022 ($1.0 million in 2021).

Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset, less any lease incentives received. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's estimated incremental borrowing rate.

The lease term at the lease commencement date is determined based on the noncancellable period for which the Company has the right to use the underlying asset, together with any periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option, periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option and periods covered by an option to extend (or not to terminate) the lease in which the exercise of the option is controlled by the lessor. The Company considers several factors when evaluating whether the options in its lease contracts are reasonably certain of exercise, such as length of time before an option exercise, expected value of the leased asset at the end of the initial lease term, importance of the lease to the Company's operations, costs to negotiate a new lease, any contractual or economic penalties, and the economic value of leasehold improvements.

For finance leases, from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term, the right-of-use asset is amortized on a straight-line basis and the interest expense is recognized on the lease liability using the effective interest method. For operating leases, lease expense is recognized on a straight-line basis over the term of the lease and presented as a single charge in the consolidated statements of operations and comprehensive income. The lease liability is subsequently measured at amortized cost using the effective interest method.

Right-of-use assets are adjusted for impairment losses, if any. The estimated useful lives and recoverable amounts of right-of-use assets are determined on the same basis as those of property, plant and equipment.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases (lease term of 12 months or less) and leases for which the underlying asset is of low value. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term. The Company has elected not to separate non-lease components from lease components for real estate leases.

Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in the consolidated statements of loss and comprehensive loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An unrealized tax benefit may arise in connection with a period that has not yet been reviewed by the relevant tax authority. A change in the recognition or measurement of an unrealized tax benefit is reflected in the period during which the change occurs.

Interest and penalties in respect of income taxes are not recognized in the consolidated statement of operations as a component of income taxes but as a component of interest expense.

Loss per share

Basic loss per share is calculated using the weighted average number of shares outstanding during the year. Diluted loss per share reflects the potential dilution of common share equivalents, such as outstanding options and warrants, in the weighted average number of common shares outstanding during the period, if dilutive. The diluted loss per share calculation excludes any potential conversion of options and warrants that would be anti-dilutive.

Non-controlling interests

Non-controlling interests of subsidiaries ("NCI") are recognized either at fair value or at the NCI's proportionate share of the net assets, determined on an acquisition-by-acquisition basis at the date of acquisition. Subsequently, the NCI's share of net loss and comprehensive loss is attributed to the NCI.

Adoption of accounting standards and amendments

In June 2016, the United States Financial Accounting Standards Board ("FASB") issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires the measurement of current expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Adoption of ASU 2016-13 will require financial institutions and other organizations to use forward-looking information to better formulate their credit loss estimates. In addition, the ASU amends the accounting for credit losses on available for sale debt securities and purchased financial assets with credit deterioration. This update is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted ASU 2016-13 effective as of its inception March 13, 2019, and as such had no impact on the Company's consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (Topic 820). ASU 2018-13 adds, modifies, and removes certain fair value measurement disclosure requirements. ASU 2018-13 is effective for annual and interim periods beginning after December 15, 2019. Early adoption is permitted. The Company adopted ASU 2018-13 effective as of its inception March 13, 2019, and as such had no impact on the Company's consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 would be effective for the Company beginning January 1, 2021. The Company adopted ASU 2016-13 early, effective as of its inception March 13, 2019, and as such had no impact on the Company's consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01, Clarifying the Interactions between Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815). ASU 2020-01 clarifies the interaction of accounting for the transition into and out of the equity method. The new standard also clarifies the accounting for measuring certain purchased options and forward contracts to acquire investments. ASU 2020-01 would be effective for the Company beginning January 1, 2021. The Company adopted ASU 2016-13 early, effective as of January 1, 2020, and as such had no impact on the Company's consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. ASU 2020-06 simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. In addition, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance and amends the guidance for the derivatives scope exception for contracts in an entity's own equity to reduce form-over-substance-based accounting conclusions. ASU No. 2020-06 would be effective for the Company beginning January 1, 2024. The Company adopted ASU 2020-06 early, effective as of January 1, 2021, and as such had no impact on the Company's consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity's Own Equity (Subtopic 815-40): Issuer's Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. ASU No. 2021-04 provides a principles-based framework to determine whether an issuer should recognize the modification or exchange as an adjustment to equity or an expense. ASU No. 2021-04 requires issuers to account for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. ASU No. 2021-04 would be effective for the Company beginning January 1, 2022. The Company adopted ASU 2021-04 early, effective as of January 1, 2021, and as such had no impact on the Company's consolidated financial statements.

Accounting pronouncements not yet adopted

Certain new standards, amendments and interpretations, and improvements to existing standards have been published by the FASB and United States Securities and Exchange Commission but are not yet effective and have not been adopted early by the Company. Management anticipates that all the relevant pronouncements will be adopted in the first reporting period following the date of application unless noted. Information on new standards, amendments and interpretations, and improvements to existing standards which could potentially impact the Company's financial statements are detailed as follows:

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers ("ASU 2021-08"), which requires an acquirer to recognize and measure contract assets and liabilities acquired in a business combination in accordance with Revenue from Contracts with Customers ("ASC 606") rather than adjust them to fair value at the acquisition date. The effects of adoption are applied prospectively to business combinations occurring on or after the effective date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is assessing the impacts of adoption, but it is not expected to have an impact based on amounts recorded at December 31, 2022 as any changes required are for transactions occurring prospectively upon adoption.

In June 2022, the FASB issued Accounting Standards Update 2022-03-Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which requires that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The effects of adoption are accounted for prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company is assessing the impacts of adoption, but it is not expected to have an impact based on amounts recorded at December 31, 2022 as any changes required are for transactions occurring prospectively upon adoption.

Certain other new standards and interpretations have been issued but are not expected to have a material impact on the Company's financial statements.